Shareholders' Equity and Equity incentive Plan (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2019	Jan. 31, 2019	Mar. 23, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2013	Dec. 31, 2022	Dec. 31, 2021
Share Repurchase Program [Member]
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Amount authorized for repurchase of shares				$ 200,000
Number of shares repurchased				1,835,049
Value of shares repurchased				$ 72,253
Broker fees				$ 36
Average exercise price per share repurchased				$ 39.37
RSU
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Weighted-average grant date fair value of options granted				$ 32.59	$ 34.29	$ 28.55
Recognition period for unrecognized share-based compensation cost				2 years 4 months 9 days	2 years 5 months 1 day	2 years 4 months 17 days
Unrecognized share-based compensation cost related to unvested RSU’s				$ 63,097	$ 56,442	$ 49,315
Total fair value of RSU’s vested				$ 38,489	37,430	26,044
Subsequent events
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Number of shares repurchased			1,738,216
Value of shares repurchased			$ 59,000
Average exercise price per share repurchased			$ 33.91
2013 Plan
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Share options, award vesting period							4 years
2013 Plan | Minimum
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Expiration of Share options after date of grant							7 years
Contractual term for all share option		7
2013 Plan | Maximum
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Expiration of Share options after date of grant							10 years
Contractual term for all share option	10
2021 Plan
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Plan modification description and terms				(i) 13,500,000 shares, (ii) any shares subject to awards under the 2013 Plan which have expired, or were cancelled, terminated, forfeited or settled in cash in lieu of issuance of shares or became unexercisable without having been exercised, and (iii) an annual increase on the first day of each year beginning in 2022 and on January 1st of each calendar year thereafter during the term of the Plan, equal to five percent (5%) of the outstanding Ordinary Shares of the Company on the last day of the immediately preceding calendar year. No more than 13,500,000 Ordinary Shares may be issued upon the exercise of incentive stock options, or ISOs. If permitted by the Company’s board of directors, shares tendered to pay the exercise price or withholding tax obligations with respect to an award granted under the 2021 Plan or the 2013 Plan may again be available for issuance under the 2021 Plan.
Intrinsic Value				$ 19,638	$ 78,941	$ 48,312
Number of maximum number ordinary shares issuance				13,500,000
Warrant1 [Member]
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Number of common shares called by warrants									19,604,239
Exercise price of warrants									$ 0.01
Term of warrants									10 years
Fair value of warrants									$ 470,500
Warrant2 [Member]
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Number of common shares called by warrants								1,289,064
Exercise price of warrants								$ 0.01
Term of warrants								10 years
Fair value of warrants								$ 81,700
Warrant3 [Member]
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Number of common shares called by warrants								738,081
Exercise price of warrants					$ 0.01
Number of warrants vested and exercised					738,081